Investment in life insurance policies, net (Tables)	12 Months Ended
Jun. 30, 2024
Investments, All Other Investments [Abstract]
Schedule of Investment in Life Insurance Policies

Investment in life insurance policies, net consists of the following:

	As of June 30,
	2023	2024	2024
	GBP	GBP	US$
Balance, beginning of the year	519,126	512,292	647,537
Proceeds from termination of life insurance policy, net	-	(166,368)	(210,289)
Gain on termination of life insurance policy	-	10,559	13,347
Insurance expense	-	(44,536)	(56,296)
Exchange (loss) gain	(6,834)	7,551	9,565
Balance, end of the year	512,292	319,498	403,864
Less: allowance for expected credit losses	-	-	-
Cash surrender value	512,292	319,498	403,864